Personnel expenses - Summary of Personnel Expenses (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Expenses By Nature [Abstract]
Wages and salaries	€ (9,571,045)	€ (8,053,043)	€ (18,804,207)	€ (15,955,350)
Share-based payments	(6,631,255)	(5,497,118)	(11,529,359)	(9,625,030)
Other social security charges	(1,124,650)	(915,557)	(2,293,324)	(1,626,736)
Pension charges	(578,597)	(589,441)	(1,225,052)	(1,134,157)
Other employee related costs	(359,001)	(72,108)	(649,859)	(240,683)
Total	€ (18,264,548)	€ (15,127,267)	€ (34,501,801)	€ (28,581,956)